8. STOCK OPTIONS AND WARRANTS: Defined Benefit Plan, Assumptions (Tables)	12 Months Ended
Sep. 30, 2022
Tables/Schedules
Defined Benefit Plan, Assumptions

The weighted average assumptions used to estimate the fair value of options for the years ended September 30, 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Risk-free interest rate	1.32% - 1.34%	1.29%	n/a
Expected life	5 years	5 years	n/a
Expected volatility	104.30% - 104.41%	101.56%	n/a
Expected dividend yield	nil	nil	n/a